Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Consolidated net income		¥ 255,860	¥ 161,970	¥ 231,333
Adjustments to reconcile consolidated net income to net cash provided by operating activities:
Depreciation and amortization		261,881	250,096	273,327
Loss on disposal of fixed assets		6,935	5,203	7,975
Equity in earnings of affiliated companies		(1,196)	(890)	(447)
Impairment losses on goodwill (Notes 8 and 20)	[1]	33,912
Gain on securities contributed to retirement benefit trust (Note 2)		(17,836)
Deferred income taxes		(17,603)	7,188	4,672
(Increase) decrease in trade receivables		3,563	(4,155)	22,720
Decrease in inventories		2,967	6,156	14,249
Increase (decrease) in trade payables		4,951	56,844	(17,288)
Increase (decrease) in accrued income taxes		46,296	(16,456)	(8,731)
Increase (decrease) in accrued expenses		18,503	(5,256)	(25,529)
Increase in accrued (prepaid) pension and severance cost		522	5,489	4,622
Other, net		(8,198)	34,094	(32,179)
Net cash provided by operating activities		590,557	500,283	474,724
Cash flows from investing activities:
Purchases of fixed assets (Note 5)		(189,484)	(206,971)	(252,948)
Proceeds from sale of fixed assets (Note 5)		26,444	6,177	3,824
Purchases of available-for-sale securities		(2,220)	(84)	(98)
Proceeds from sale and maturity of available-for-sale securities		970	1,181	804
Decrease in time deposits, net		3,373	15,414	47,665
Acquisitions of businesses, net of cash acquired (Note 7)		(6,557)	(649,570)	(251,534)
Purchases of other investments		(928)	(4,460)	(1,220)
Other, net		3,392	1,188	(112)
Net cash used in investing activities		(165,010)	(837,125)	(453,619)
Cash flows from financing activities:
Proceeds from issuance of long-term debt (Note 9)		1,570	610,552	717
Repayments of long-term debt (Note 9)		(126,578)	(856)	(1,350)
Increase (decrease) in short-term loans, net (Note 9)		5,628	(80,580)
Purchases of noncontrolling interests			(4,993)	(29,570)
Dividends paid		(162,887)	(163,810)	(174,711)
Repurchases and reissuance of treasury stock		(50,034)	(14)	790
Other, net		(8,163)	(4,607)	(6,078)
Net cash provided by (used in) financing activities		(340,464)	355,692	(210,202)
Effect of exchange rate changes on cash and cash equivalents		6,538	(22,270)	(21,870)
Net change in cash and cash equivalents		91,621	(3,420)	(210,967)
Cash and cash equivalents at beginning of year		630,193	633,613	844,580
Cash and cash equivalents at end of year		721,814	630,193	633,613
Supplemental disclosure for cash flow information, Cash paid during the year for:
Interest		1,026	738	653
Income taxes		¥ 71,473	¥ 76,714	¥ 117,643

[1]	After entering the commercial printing business through the acquisition of Océ N.V. in 2010, the market environment surrounding this business has become significantly competitive and rapid technological changes have required increasing investments into R&D. These factors resulted in lower operating margin than expected, which led to the decline in the estimated fair value of this business which was determined based on the income approach. As the result of the annual goodwill impairment test as of October 1, 2017, it was determined that the estimated fair value of commercial printing business was less than its carrying value of the reporting unit. Based on the accounting policy described in Note 1, Canon recognized an impairment charge of ¥33,912 million representing the excess of the carrying amount over the reporting unit's fair value.